TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION

17. TAXATION

Cayman Islands and British Virgin Islands

Under the current tax laws of the Cayman Islands and British Virgin Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries in Hong Kong did not have assessable profits that were derived in Hong Kong during the years ended December 31, 2010, 2011 and 2012. Therefore, no Hong Kong profit tax has been provided for in the years presented.

Singapore

The Group’s subsidiaries in Singapore did not have assessable profits that were derived in Singapore during the years ended December 31, 2010, 2011 and 2012. Therefore, no Singapore income tax has been provided for in the years presented.

The PRC

The Group’s subsidiaries and VIE subsidiaries in the PRC are subject to Enterprise Income Tax (“EIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the PRC Enterprise Income Tax Law(“EIT Law”), which went into effect as of January 1, 2008. The Group’s subsidiaries and VIE subsidiaries in the PRC are generally subject to EIT at a statutory rate of 25%. However, the subsidiaries that are located in the Pudong New District of Shanghai enjoy five-year transitional EIT rates, which refer to the phase-in rates of 18%, 20%, 22%, 24% and 25% for the 5 years from 2008 to 2012 and the subsidiaries that hold a “High and New Technology Enterprise” (“HNTE”) qualification are subject to a 15% preferential EIT rate.

In April 2008, certain government authorities announced the new implementation rules for application and assessment of HNTE. Every qualified HNTE company is required to re-apply for this qualification according to the new implementation rules. The HNTE qualification is valid for three years and could be renewed for another 3 year period. In October 2008, C9I Beijing re-applied for the HNTE qualification and received approval for the HNTE qualification and related preferential tax rates during the period of 2008-2010 from the government authorities. However, C9I Beijing did not receive approval for renewal of its HNTE qualification after it expired in 2010 and was not entitled to enjoy the 15% preferential EIT rate for the years 2011 and 2012. Total tax savings of C9I Beijing were nil for the years ended December 31, 2010, 2011 and 2012, respectively.

In November 2008, Shanghai IT received approval from certain government authorities to be qualified as a HNTE. This approval entitles Shanghai IT to enjoy a 15% preferential EIT rate during the period from 2008 to 2010. The HNTE qualification is valid for three years and every qualified HNTE company is required to re-apply for it in the three years after receiving approval. In October 2011, Shanghai IT renewed its HNTE qualification and obtained approval in 2012, which entitles Shanghai IT to enjoy a preferential EIT rate of 15% during the period from 2011 to 2013. Total tax savings of Shanghai IT were nil for the years ended December 31, 2010, 2011 and 2012, respectively.

United States

The Group’s subsidiaries in the U.S. are registered in the state of California and are subject to U.S. federal corporate marginal income tax rate of 34% and state income tax rate of 8.84%, respectively.

Composition of income tax benefit (expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss) are as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax (expense) benefit	39,061	(165)	0	0
China	39,061	(165)	0	0
Other jurisdictions	0	0	0	0
Deferred taxation	131,458,011	56,216,109	135,199,657	21,701,041
China	56,671,847	20,125,336	62,228,916	9,988,429
Other jurisdictions	74,786,164	36,090,773	72,970,741	11,712,612
Change in valuation allowance	(138,865,092)	(56,216,109)	(135,199,657)	(21,701,041)
China	(64,078,928)	(20,125,336)	(62,228,916)	(9,988,429)
Other jurisdictions	(74,786,164)	(36,090,773)	(72,970,741)	(11,712,612)

Income tax (expense) benefit	(7,368,020)	(165)	0	0

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(4%)	1%	0%
Change of prior year deferred tax assets	0%	(5%)	0%
Change of valuation allowance	(15%)	(19%)	(25%)
(Income) not subject to tax and non-deductible expenses, net	(9%)	1%	0%
Effect of tax holidays	(1%)	0%	0%
Effect of future tax rate change	3%	0%	0%
Effect of expired net operating loss carry forwards	0%	(3%)	0%

Effective EIT rate	(1%)	0%	0%

Significant components of deferred tax assets

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$ (Note 3)
Temporary differences related to expenses and accruals	4,719,622	4,466,370	716,902
Temporary differences related to provision for advances to suppliers	0	2,421,809	388,727
Temporary differences related to provision for doubtful accounts	0	3,132,359	502,778
Temporary differences related to prepaid royalties	4,495,406	0	0
Other	1,721,596	4,140,842	664,651

Total current deferred tax assets	10,936,624	14,161,380	2,273,058
Less: Valuation allowance	(10,936,624)	(14,161,380)	(2,273,058)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	13,139,782	6,567,863	1,054,215
Startup expenses and advertising fee	9,818,616	19,011,503	3,051,557
Temporary differences related to research and development credits	5,368,367	1,011,966	162,432
Temporary differences related to equity investment	5,619,339	9,263,766	1,486,937
Foreign tax credits	15,563,223	15,525,185	2,491,964
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	802,555
Tax loss carry forwards	247,897,899	378,001,844	60,673,479

Total non-current deferred tax assets	302,407,226	434,382,127	69,723,139
Less: Valuation allowance	(302,407,226)	(434,382,127)	(69,723,139)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2011 RMB	December 31, 2012 RMB	December 31, 2012 US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,521,837	5,508,341	884,150

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2012
	RMB	RMB	US$
			(Note 3)
Balance at January 1	257,127,741	313,343,850	50,295,156
Increase in valuation allowance	56,216,109	135,199,657	21,701,041

Balance at December 31	313,343,850	448,543,507	71,996,197

For the years ended December 31, 2011 and 2012 additional valuation allowance of approximately RMB56.2 million and RMB135.2 million was provided respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

As of December 31, 2012, the Group’s PRC subsidiaries had net operating loss carry forwards of RMB862.2 million, of which RMB16.5 million, RMB126.3 million, RMB230.6 million, RMB197.8 million and RMB291.0 million will expire in 2013, 2014, 2015, 2016 and 2017, respectively. The Group has provided a full valuation allowance as it is not more likely than not that the net operating losses can be utilized before expiry.

As of December 31, 2012, Red 5 had net operating loss carry forwards for federal and state income tax purposes of approximately US$63.6 million and US$63.9 million, respectively, which will begin to expire in 2026 and 2016, respectively. Red 5 also had credits for increasing research activities available to offset future federal and state taxes payable of approximately US$0.1 million and US $0.1 million, respectively, that will begin to expire in 2026 for federal purposes and which have no expiration for state purposes. Red 5 had foreign tax credits for federal purposes of approximately US$2.5 million, which begin to expire in 2016. Pursuant to US tax laws and regulations, the utilization of an acquired entity’s net operation losses and credits are subject to annual limitation computed based on the fair value of the acquired entity. As a result of the limitation, the Group provided a full valuation allowance as it is not more likely than not that the net operating losses and credits carried forward can be utilized before expiry.

In accordance with the Enterprise Income Tax Law (“EIT Law”), dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned after December 31, 2007 from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of December 31, 2010, 2011 and 2012.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any accumulated earnings as of December 31, 2010, 2011 and 2012.

The Group made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the tax positions’ technical merits, and measured the unrecognized benefits associated with the tax positions. The Group did not have any unrecognized tax benefits as of December 31, 2010 or 2011 and 2012. The Group does not anticipate that unrecognized tax benefits will significantly increase or decrease within the next twelve months. For the years ended December 31, 2010, 2011 and 2012, the Group did not have any material interest and penalties associated with its tax positions.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2012, the Group is subject to examination of the PRC tax authorities. Red 5’s federal income tax returns and state income tax returns for 2005 through 2012 are open tax years, subject to examination by the relevant tax authorities.